Commitments and contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies	Commitments and contingencies
(a)Contingencies
AQN and its subsidiaries are involved in various claims and litigation arising out of the ordinary course and conduct of its business. Although such matters cannot be predicted with certainty, management does not consider AQN’s exposure to such litigation to be material to these consolidated financial statements. Accruals for any contingencies related to these items are recorded in the consolidated financial statements at the time it is concluded that its occurrence is probable and the related liability is estimable.
21.Commitments and contingencies (continued)
(a)Contingencies (continued)
Mountain View fire
On November 17, 2020, a wildfire now known as the Mountain View Fire occurred in the territory of Liberty CalPeco. The cause of the fire remains in dispute, and CAL FIRE has not yet released its final report. There were 22 lawsuits filed that name certain subsidiaries of the Company as defendants in connection with the Mountain View Fire, as well as a non-litigation claim brought by the U.S. Department of Agriculture seeking reimbursement for alleged fire suppression costs and a notice from the U.S. Bureau of Land Management seeking damages for the alleged burning of public lands without authorization. Fifteen lawsuits were brought by groups of individual plaintiffs and a Native American group alleging causes of action including negligence, inverse condemnation, nuisance, trespass, and violations of Cal. Pub. Util. Code 2106 and Cal. Health and Safety Code 13007 (one of these 15 lawsuits also alleges the wrongful death of an individual and various subrogation claims on behalf of insurance companies). In six other lawsuits, insurance companies alleged inverse condemnation and negligence and seek recovery of amounts paid and to be paid to their insureds. In one other lawsuit, County of Mono, Antelope Valley Fire Protection District, and Bridgeport Indian Colony allege similar causes of action and seek damages for fire suppression costs, law enforcement costs, property and infrastructure damage, and other costs. Liberty CalPeco has resolved 20 of the lawsuits, and Liberty CalPeco is in the process of obtaining dismissals with prejudice of said lawsuits. Trial on the remaining 2 lawsuits is currently scheduled for April 15, 2025. The likelihood of success in these lawsuits is uncertain. Liberty CalPeco intends to vigorously defend them. The Company accrued estimated losses of $172,300 for claims related to the Mountain View Fire, against which Liberty CalPeco has recorded recoveries through insurance of $116,000 and WEMA of $56,300. The resulting net charge to earnings was $nil. The estimate of losses is subject to change as additional information becomes available. The actual amount of losses may be higher or lower than these estimates. While the Company may incur a material loss in excess of the amount accrued, the Company cannot estimate the upper end of the range of reasonably possible losses that may be incurred. The Company has wildfire liability insurance that was applied up to applicable policy limits.
(b)Commitments
AQN has outstanding purchase commitments for power purchases, natural gas supply and service agreements, service agreements, capital project commitments, land easements and other commitments.
Detailed below are estimates of significant future commitments under these arrangements as of December 31, 2024:

	Year 1	Year 2	Year 3	Year 4	Year 5	Thereafter	Total
Power purchase (1)	$47,201	$12,311	$12,557	$12,805	$13,022	$116,796	$214,692
Natural gas supply and service agreements (2)	101,486	73,766	55,802	54,066	51,379	166,938	503,437
Service agreements	17,658	8,118	5,004	1,047	—	—	31,827
Capital projects	1,100	—	—	—	—	—	1,100
Land easements and other	3,226	3,238	3,300	3,363	3,427	77,724	94,278
Total	$170,671	$97,433	$76,663	$71,281	$67,828	$361,458	$845,334
(1)    Power purchase: AQN’s electric distribution facilities have commitments to purchase physical quantities of power for load serving requirements. The commitment amounts included in the table above are based on market prices as of December 31, 2024. However, the effects of purchased power unit cost adjustments are mitigated through a purchased power rate adjustment mechanism.
(2)    Natural gas supply and service agreements: AQN’s natural gas distribution facilities have commitments to purchase physical quantities of natural gas under contracts for purposes of load serving requirements and of generating power.